Related Party Disclosures	6 Months Ended
Jun. 30, 2026
Related Party Disclosures [Abstract]
Related Party Disclosures
20.
RELATED PARTY DISCLOSURES

Compensation of key management personnel

The remuneration of directors of the Group and key management were as follows:

	For the six months ended June 30,
	2026	2025
(In thousands)
Short term benefits	$504	$987
Retirement benefit scheme contributions	3	8
Share-based payment	1,271	1,029
	$1,778	$2,024

The remuneration of key management personnel is determined by the directors of the Group having regard to the performance of individuals and market trends.

On March 30, 2026, the Group issued a $2.0 million unsecured convertible promissory note to the Company’s Chairman and Chief Executive Officer, who is a related party of the Group. The note bears no interest, is unsecured, and converts into equity securities upon the terms described in Note 15. The fair value of the Convertible Note at issuance exceeded the $2.0 million proceeds by $0.4 million; this excess was accounted for as a deemed distribution to the Chairman and Chief Executive Officer in his capacity as a shareholder and was recognized in equity (other reserve) (see Note 15). Other than the remuneration disclosed above and the Convertible Note, the Group did not enter into any other material related party transactions during the six months ended June 30, 2025 or 2026.